Related Parties Transactions - Schedule of Major Related Parties and Their Relationships with the Group (Details)	Jun. 30, 2025
Ufintek Group Pte. Ltd. [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
Stony Holdings Limited [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Shareholder of Helport AI Limited
Ms. Fan Yu [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Chairman of the Board of Directors of Helport Limited
Ms. Yizhou Wang [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Financial Director of Helport Singapore
Helport (Thailand) Co., Ltd [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Equity investments with 49% shareholding
Ms. Michelle Zhang [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Spouse of key management
Mr. Chunyi Hao [Member]
Schedule of Major Related Parties and Their Relationships with the Group [Line Items]
Related Parties Relationship	Shareholder of Helport AI Limited